Operating expenses (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Staff expenses
Employee remuneration, entitlements and on-costs		$ 4,320	$ 4,292	$ 4,133
Superannuation expense		378	386	380
Share-based payments		108	95	113
Restructuring costs		232	114	75
Total staff expenses		5,038	4,887	4,701
Occupancy expenses
Operating lease rentals		658	632	648
Depreciation of property and equipment		222	245	291
Other		143	156	134
Total occupancy expenses		1,023	1,033	1,073
Technology expenses
Amortisation and impairment of software assets		719	620	628
Depreciation and impairment of IT equipment		129	141	158
Technology services		810	721	639
Software maintenance and licences		371	342	313
Telecommunications		207	209	190
Data processing		83	77	80
Total technology expenses		2,319	2,110	2,008
Other expenses
Professional and processing services		1,060	824	755
Amortisation and impairment of intangible assets and deferred expenditure		9	138	192
Postage and stationery		179	182	217
Advertising		245	173	155
Non-lending losses		58	133	73
Other		175	86	108
Total other expenses		1,726	1,536	1,500
Total operating expenses	[1]	10,106	9,566	9,282
Expenses relating to compliance, regulation and remediation provisions		196	111	$ 12
Parent Entity
Staff expenses
Employee remuneration, entitlements and on-costs		3,611	3,537
Superannuation expense		313	315
Share-based payments		101	97
Restructuring costs		202	97
Total staff expenses		4,227	4,046
Occupancy expenses
Operating lease rentals		597	565
Depreciation of property and equipment		176	196
Other		122	134
Total occupancy expenses		895	895
Technology expenses
Amortisation and impairment of software assets		653	567
Depreciation and impairment of IT equipment		117	124
Technology services		670	564
Software maintenance and licences		321	289
Telecommunications		182	183
Data processing		81	76
Total technology expenses		2,024	1,803
Other expenses
Professional and processing services		860	638
Amortisation and impairment of intangible assets and deferred expenditure			21
Postage and stationery		143	152
Advertising		196	127
Non-lending losses		43	112
Impairment/(reversal of impairment) on investments in subsidiaries		136	44
Other		107	162
Total other expenses		1,485	1,256
Total operating expenses	[1]	8,631	8,000
Expenses relating to compliance, regulation and remediation provisions		$ 180	$ 108

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.